Related party transactions and balances (Details) ¥ in Thousands, $ in Thousands					1 Months Ended					12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	Jan. 21, 2016 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	May 31, 2022 CNY (¥) shares	May 31, 2022 USD ($) shares	May 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	May 31, 2015 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction
Allowance for credit losses										¥ 844	$ 122	¥ 13,216		¥ 56,747
Allowance for current expected credit losses | ¥										2,979		1,092
Class A ordinary shares | Private Placement
Related Party Transaction
Number of shares issued	90,909,091	90,909,091
Proceeds from the private placement	¥ 3,279,000	$ 500,000
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares
Related Party Transaction
Number of shares issued			65,625,000	65,625,000
Cash consideration of ordinary shares issued			¥ 1,528,200	$ 250,000
Other HNA Tourism affiliates
Related Party Transaction
Allowance for credit losses										13,300	1,900
Allowance for current expected credit losses | ¥														30,800
Number of units received and registered for settlement of debts					632,992,650	632,992,650
Percentage of units received for settlement of debts					0.09%	0.09%
Initial investment on receipt of units					¥ 13,300	$ 1,900
Ctrip [Member]
Related Party Transaction
Revenues										45,900	6,700	145,500		16,900
Ctrip [Member] | Class A ordinary shares | Private placement concurrent with initial public offering [Member]
Related Party Transaction
Number of shares issued																5,000,000
Ctrip [Member] | Class A ordinary shares | Private Placement
Related Party Transaction
Number of shares issued									3,750,000							3,731,034
Proceeds from the private placement | $									$ 20,000							$ 15,000
HNA Tourism [Member]
Related Party Transaction
Payments to acquire air ticket										¥ 35,900	$ 5,200	¥ 112,800		164,400
Affiliate of HNA | Notes Financing [Member]
Related Party Transaction
Related party transaction, amounts of transaction | ¥							¥ 540,000	¥ 540,000							¥ 23,200
Allowance for current expected credit losses | ¥														¥ 44,800
Affiliate of HNA | Loan Financing [Member]
Related Party Transaction
Average interest rate (as a percent)														0.00%
Allowance for current expected credit losses | ¥														¥ 512,800
Hainan Airlines Holding Co., Ltd [Member]
Related Party Transaction
Number of shares issued										2,398	2,398	531,591	531,591
Cash consideration of ordinary shares issued										¥ 3,900	$ 600	¥ 1,000	$ 140
Allowance for credit losses										153,900	$ 22,300	1,300	$ 200
Cash deposited into bank										¥ 150,000		¥ 300					$ 22,000	$ 40